OWNED SECURITIES (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Owned Securities 1		375,000
Owned Securities 2		$ 0.01
Owned Securities 3		$ 0.02
Owned Securities 1	375,000
Owned Securities 2	$ 0.01
Owned Securities 3	$ 0.01
Owned Securities 4	1,500,000
Owned Securities 5	$ 0.30